Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557,283	503,224	457,085
Change in deferred taxes, net	147,454	14,687	22,002
(Gain) loss on sale of investments	(7,679)	(5,888)	(1,250)
(Gain) loss on sale of fixed assets	(1,306)	(628)	1,308
Stock Option Compensation Expense	29,071	27,981	33,746
Cash outflow from hedging	(58,113)	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(252,794)	(300,274)	(41,994)
Inventories, net	(151,890)	18,326	(88,933)
Prepaid expenses, other current and non-current assets	(150,090)	(60,305)	(147,105)
Accounts receivable, related parties	(11,669)	125,962	(144,224)
Accounts payable, related parties	(4,495)	(135,001)	138,506
Accounts payable, accrued expenses and other current and non-current liabilities	132,406	124,279	71,092
Income tax payable	41,042	(9,634)	73,164
Net cash provided by (used in) operating activities	1,446,482	1,368,125	1,338,617
Investing Activities:
Purchases of property, plant and equipment	(597,855)	(523,629)	(573,606)
Proceeds from sale of property, plant and equipment	27,325	16,108	11,730
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,785,329)	(764,338)	(188,113)
Proceeds from divestitures	9,990	146,835	51,965
Net cash (used in) provided by investing activities	(2,345,869)	(1,125,024)	(698,024)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	189,987	281,022	107,192
Repayments of short-term borrowings and other financial liabilities	(248,821)	(258,561)	(169,175)
Proceeds from short-term borrowings from related parties	146,872	0	18,830
Repayments of short-term borrowings from related parties	(127,015)	0	(118,422)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $127,854 in 2011 and $31,458 in 2010)	2,706,105	947,346	709,540
Repayments of long-term debt and capital lease obligations	(957,235)	(1,072,941)	(566,241)
Redemption of Trust Preferred Securities	653,760	0	0
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	94,893	109,518	72,394
Payment of dividends [N]	(280,649)	(231,967)	(231,940)
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	793,159	(14,717)	(558,127)
Effect of exchange rate changes on cash and cash equivalents	40,650	(6,739)	(2,825)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(65,578)	221,645	79,641
Cash and cash equivalents at beginning of period	522,870	301,225	221,584
Cash and cash equivalents at end of period	$ 457,292	$ 522,870	$ 301,225